Financial and capital risk management - Cash flow hedge (Details 10) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Nickel Revenue Hedging Programs Forward Options Sold [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	(3,150)	6,300
Average strike per ton	34,929
Fair value of liabilities	$ 45	$ 28
Financial settlement inflows outflows	34
Value at risk	4
Nickel Revenue Hedging Programs Forward Options Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	45
Nickel Revenue Hedge Program [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	45	$ 28
Financial settlement inflows outflows	34
Value at risk	4
Nickel Revenue Hedge Program [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ 45